PGIM Nasdaq-100 Buffer 12 ETF - January Expense Example, No Redemption - PGIM Nasdaq-100 Buffer 12 ETF - January - No Share Class	Jul. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628